Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 22, 2011	Mar. 31, 2011
Document And Entity Information
Entity Central Index Key	0001350072
Document Fiscal Year Focus	2011
Entity Registrant Name	CMS Bancorp, Inc.
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		1,862,803
Document Period End Date	Sep 30, 2011
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Document Type	10-K
Trading Symbol	cmsb
Entity Voluntary Filers	No
Entity Public Float			$ 11,100,000
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and amounts due from depository institutions	$ 717	$ 818
Interest-bearing deposits	3,587	2,616
Total cash and cash equivalents	4,304	3,434
Securities available for sale	59,762	56,336
Loans held for sale	2,200	557
Loans receivable, net of allowance for loan losses of $1,200 and $1,114, respectively	178,796	179,066
Premises and equipment	2,748	2,945
Federal Home Loan Bank of New York stock	1,904	1,956
Interest receivable	1,064	988
Other assets	2,998	2,103
Total assets	253,776	247,385
Liabilities:
Deposits	194,742	188,306
Advances from Federal Home Loan Bank of New York	34,421	34,578
Advance payments by borrowers for taxes and insurance	774	849
Other liabilities	1,624	1,896
Total liabilities	231,561	225,629
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, none outstanding	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid-in capital	18,494	18,272
Retained earnings	6,740	6,511
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,398)	(1,452)
Accumulated other comprehensive income	18	64
Total stockholders' equity	22,215	21,756
Total liabilities and stockholders' equity	$ 253,776	$ 247,385

Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Financial Condition
Loans receivable, allowance for loan losses	$ 1,200	$ 1,114
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	7,000,000	7,000,000
Common stock, shares issued	2,055,165	2,055,165
Common stock, shares outstanding	1,862,803	1,862,803
Treasury stock, shares	192,362	192,362

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Interest income:
Loans, including fees	$ 10,347	$ 10,219
Securities, taxable	967	1,044
Other interest-earning assets	139	163
Total interest income	11,453	11,426
Interest expense:
Deposits	1,952	2,038
Mortgage escrow funds	28	24
Borrowings, short term		15
Borrowings, long term	1,687	1,687
Total interest expense	3,667	3,764
Net interest income	7,786	7,662
Provision for loan losses	86	366
Net interest income after provision for loan losses	7,700	7,296
Non-interest income:
Fees and service charges	166	201
Net gain on sale of loans	256	361
Net gain on sale and call of securities		457
Other	8	10
Total non-interest income	430	1,029
Non-interest expenses:
Salaries and employee benefits	4,253	4,106
Net occupancy	1,191	1,174
Equipment	729	675
Professional fees	547	645
Advertising	90	201
Federal insurance premiums	253	260
Directors' fees	218	245
Other insurance	80	75
Bank charges	60	72
Other	578	567
Total non-interest expense	7,999	8,020
Income before income tax expense (benefit)	131	305
Income tax expense (benefit)	(98)	139
Net income	$ 229	$ 166
Net income per common share basic and diluted	$ 0.13	$ 0.1
Weighted average number of common shares outstanding basic and diluted	1,704,757	1,698,705

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 229	$ 166
Other comprehensive income:
Gross unrealized holding gains on securities available for sale, net of deferred income tax of $(61,000) and $(176,000), respectively	93	267
Gross unrealized holding gains transferred to income on sale or call of securities, net of deferred income tax of $180,000		(268)
Retirement plan, net of deferred income tax of $93,000 and $(268,000), respectively	(139)	396
Other comprehensive income (loss)	(46)	395
Comprehensive income	$ 183	$ 561

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (61)	$ (176)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax		180
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 93	$ (268)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 21	$ 18,045	$ 6,345	$ (1,660)	$ (1,507)	$ (331)	$ 20,913
Net income			166				166
Other comprehensive income (loss)						395	395
Total comprehensive income							561
ESOP shares committed for release		(9)			55		46
Stock option expense		96					96
Restricted stock award expense		140					140
Balance at Sep. 30, 2010	21	18,272	6,511	(1,660)	(1,452)	64	21,756
Net income			229				229
Other comprehensive income (loss)						(46)	(46)
Total comprehensive income							183
ESOP shares committed for release		(6)			54		48
Stock option expense		92					92
Restricted stock award expense		136					136
Balance at Sep. 30, 2011	$ 21	$ 18,494	$ 6,740	$ (1,660)	$ (1,398)	$ 18	$ 22,215

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 229	$ 166
Adjustments to reconcile net income to net cash provided by (used by) operating activities:
Depreciation of premises and equipment	355	351
Amortization and accretion, net	234	308
Provision for loan losses	86	366
Deferred income taxes	118	(371)
ESOP expense	48	46
Stock option expense	92	96
Restricted stock award expense	136	140
Net gain on sale and call of securities		(457)
Net gain on sale of loans	(256)	(361)
Loans originated for resale	(13,599)	(16,872)
Proceeds from loans sold	12,212	17,311
(Increase) in interest receivable	(76)	(12)
(Increase) in other assets	(980)	(740)
(Decrease) in accrued interest payable	(211)	(171)
Increase (decrease) in other liabilities	(293)	261
Net cash provided by (used by) operating activities	(1,905)	61
Cash flows from investing activities:
Proceeds from sale and call of securities available for sale		18,499
Proceeds from sale of securities held to maturity		163
Purchases of securities available for sale	(34,432)	(44,896)
Principal repayments, calls and maturities on securities available for sale	31,018	28,857
Principal repayments on securities held to maturity		2
Net (increase) decrease in loans receivable	91	(10,313)
Additions to premises and equipment	(158)	(177)
Redemption (purchase) of FHLB stock	52	(18)
Net cash (used by) investing activities	(3,429)	(7,883)
Cash flows from financing activities:
Net increase in deposits	6,436	3,919
Repayment of long-term advances from Federal Home Loan Bank of N.Y.	(157)	(148)
Net (decrease) increase in payments by borrowers for taxes and insurance	(75)	181
Net cash provided by financing activities	6,204	3,952
Net increase (decrease) in cash and cash equivalents	870	(3,870)
Cash and cash equivalents-beginning	3,434	7,304
Cash and cash equivalents-ending	4,304	3,434
Supplemental information
Cash paid during the period for: Interest	3,878	3,935
Cash paid during the period for: Income taxes	$ 118	$ 26

Principles of Consolidation	12 Months Ended
Sep. 30, 2011
Principles of Consolidation
Principles of Consolidation

Note 1—Principles of Consolidation

The consolidated financial statements include the accounts of CMS Bancorp, Inc. (the "Company") and its wholly owned subsidiary, Community Mutual Savings Bank (the "Bank"). The Company's business is conducted principally through the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified in the consolidated financial statements to conform to the current presentation.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

It is management's opinion that accounting estimates covering certain aspects of the business have more significance than others due to the relative importance of those areas to overall performance, or the level of subjectivity required in making these estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the potential impairment of Federal Home Loan Bank of New York ("FHLB") stock, the determination of other-than-temporary impairment on securities, and the assessment of whether deferred taxes are more likely than not to be realized. Management believes that the allowance for loan losses represents its best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in market and economic conditions in the Company's market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination.

Management's determination of whether investments, including FHLB stock, are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. Management's assessment as to the amount of deferred taxes more likely than not to be realized is based upon future taxable income, which is subject to revision upon updated information.

The Company follows Financial Accounting Standards Board ("FASB") guidance on subsequent events, which establishes general standards for accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. This guidance sets forth the period after the balance sheet date during which management of the reporting entity, should evaluate events or transactions that may occur for potential recognition in the financial statements, identifies the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosure that should be made about events or transactions that occur after the balance sheet date. In preparing these consolidated financial statements, the Company evaluated the events that occurred after September 30, 2011 and through the date these consolidated financial statements were issued.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions, interest-earning deposits and federal funds sold, all with original maturities of three months or less.

Securities

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt securities not classified as trading securities or as held to maturity securities, are classified as available for sale securities and reported at fair value, with unrealized holding gains and losses, net of applicable income taxes, reported in accumulated other comprehensive income (loss), as a separate component of stockholders' equity. The Company has no securities classified as held to maturity or trading securities.

Premiums and discounts on all debt securities are amortized or accreted to income by use of the interest method over the estimated remaining period to contractual maturity, or the security call date.

Gains or losses on sales of securities are recognized on the specific identification method.

Individual securities are considered impaired when the fair value of such security is less than its amortized cost. The Company evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income (loss) with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements; however information concerning the amount and duration of impairments on held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income (loss).

The Company reviews its investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, and the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company also assesses its intent with regard to selling or holding each security as well as any conditions which may require it to sell the security prior to the recovery of fair value to a level which equals or exceeds amortized cost.

Loans Receivable

Loans receivable are carried at unpaid principal balances and net deferred loan origination costs less the allowance for loan losses.

The Company defers loan origination fees and certain direct loan origination costs and accretes net amounts as an adjustment of yield over the contractual lives of the related loans. Unamortized net fees and costs are written off if the loan is repaid before its stated maturity.

Recognition of interest income is discontinued and existing accrued interest receivable is reversed on loans that are more than ninety days delinquent and where management, through its loan review process, feels such loan should be classified as non-accrual. Income is subsequently recognized only to the extent that cash payments are received until the obligation has been brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt, in which case the loan is returned to an accrual status. The past due status of all classes of loans receivable is determined based on the contractual due dates for loan payments.

Allowance for Loan Losses

An allowance for loan and lease losses ("ALLL") is maintained to absorb losses from the loan portfolio. The ALLL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank's methodology for determining the ALLL is based on the requirements of the FASB's Accounting Standards Codification ("ASC") Sub-Topic 450-20 for loans collectively evaluated for impairment, ASC Section 310-10-35 for loans individually evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses, and other bank regulatory guidance. The total of the two components represents the Bank's ALLL.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends and current Federal Deposit Insurance Corporation Uniform Bank Performance Report ("UBPR") loss experience for the Bank's Peer Group are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the Federal Thrift Financial Report classifications, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the reporting class level. A historical charge-off factor is calculated utilizing a rolling five year average. In addition, the UBPR Peer Group charge-off factor is determined. The Bank uses a 67% weighting of Bank charge-off experience and a 33% weighting of Peer Group charge-off experience to establish its historical charge-off factor.

"Pass" rated credits are segregated from "Classified" credits for the application of qualitative factors. Management has identified a number of additional qualitative factors that it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

An allowance for loan losses is maintained at a level that represents management's best estimate of losses known and inherent in the loan portfolio that are both probable and estimable. The allowance is decreased by loan charge-offs, increased by subsequent recoveries of loans previously charged off, and then adjusted, via either a charge or credit to operations, to an amount determined by management to be necessary. Loans or portions thereof are charged off when, after collection efforts are exhausted, they are determined to be uncollectible. Management of the Company, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume inherent in its loan activities, along with the general economic and real estate market conditions. The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans.

Such system takes into consideration, among other things, delinquency status, size of loans, and type of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information and/or appraisals of the underlying collateral. General loan losses are determined based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Although management believes that specific and general loan losses are established in accordance with management's best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The segments of the Bank's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. Loans secured by real estate consist of one-to-four-family, multi-family, non-residential, construction and home equity and second mortgage loans. Substantially all of the commercial loans are secured and consumer loans are principally secured.

Management uses a six category internal risk rating system to monitor the credit quality of the overall loan portfolio that generally follows bank regulatory definitions. Pass graded loans are considered to have average or better than average risk characteristics. They demonstrate satisfactory debt service capacity and coverage along with a generally stable financial position. These loans are performing in accordance with the terms of their loan agreement. The Watch category, a non bank regulatory category, includes assets that, while performing, demonstrate above average risk through a pattern of declining earning trends, strained cash flow, increasing leverage, and/or weakening market fundamentals. The Special Mention category includes assets that are currently protected but exhibit potential credit weakness or a downward trend which, if not checked or corrected, will weaken the Bank's asset or inadequately protect the Bank's position. Loans in the Substandard category have a well-defined weakness that jeopardizes the orderly liquidation of the debt. For loans in this category, normal repayment from the borrower is in jeopardy and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. All loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category have weaknesses inherent in those classified Substandard with the added provision that the weakness makes collection of debt in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the special valuation category. Loans that are deemed incapable of repayment where continuance as an active asset of the Bank is not warranted are charged off as a Loss. The classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off the asset even though partial recovery may be achieved in the future.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as delinquency, bankruptcy, repossession, or death occurs to raise awareness of a possible credit event. The Bank's Senior Lending Officer is responsible for the timely and accurate risk rating of the loans in the portfolios at origination and on an ongoing basis. The Bank has an experienced outsourced Loan Review function that on a quarterly basis, reviews and assesses loans within the portfolio and the adequacy of the Bank's allowance for loan losses. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard or Doubtful on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

Management evaluates individual loans in all of the segments for possible impairment if the loan is either in nonaccrual status, or is risk rated Substandard or Doubtful. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of any shortfall in relation to the principal and interest owed.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Bank's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The amount of loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. A reserve for losses related to unfunded lending commitments is also maintained. This reserve represents management's estimate of losses inherent in unfunded credit commitments.

Federal Home Loan Bank of New York Stock

The Company's required investment in the common stock of the FHLB is carried at cost as of September 30, 2011 and 2010.

Management evaluates this common stock for impairment in accordance with the FASB guidance on Accounting by Certain Entities That Lend to or Finance the Activities of Others. Management's determination of whether this investment is impaired is based on assessment of the ultimate recoverability of the cost of the stock rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of the stock is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB, and (4) the liquidity position of the FHLB. Management believes no impairment charge was necessary related to the FHLB stock as of September 30, 2011.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentration of Risk

The Company's lending activities are concentrated in loans secured by real estate located in Westchester County, New York and surrounding areas.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and buildings, building improvements, furnishings and equipment and leasehold improvements, at cost less accumulated depreciation and amortization. Depreciation and amortization charges are computed using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	10 – 50
Furnishings and equipment	3 – 10
Leasehold improvements	The lesser of useful life or term of lease

Significant renewals and betterments are charged to the property and equipment account. Maintenance and repairs are charged to expense in the year incurred. Rental income is netted against occupancy expenses in the consolidated statements of income.

Advertising

Advertising expense is recognized as incurred.

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Federal income taxes are allocated to the Company and the Bank based upon the contribution of their respective income or loss to the consolidated return. The Company and the Bank file a combined state income tax return.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the income tax returns differ from these provisions due principally to temporary differences in the treatment of certain items for financial statement and income tax reporting purposes. Deferred income taxes have been recorded to recognize such temporary differences. The realization of deferred tax assets is assessed and a valuation allowance is provided, when necessary, for that portion of the asset which more likely than not will not be realized.

The Company follows the FASB's guidance regarding accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This guidance prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation of the implementation of this guidance, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2011 and 2010. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2011 and 2010. The tax years subject to examination by the taxing authorities are the years ended September 30, 2010, and December 31, 2009 and 2008.

Benefit Plans

The Company has a non-contributory defined benefit pension plan covering all eligible employees. The Company also has a 401(k) retirement plan and an ESOP, both of which are defined contribution plans.

The benefits for the pension plan are based on years of service and employees' compensation. Prior service costs for the pension plan generally are amortized over the estimated remaining service periods of employees. The Company uses the corridor approach in the valuation of the pension plan which defers all actuarial gains and losses resulting from differences between actual results and economic estimates or actuarial assumptions. For the pension plan, these unrecognized gains and losses are amortized to income when net gains and losses exceed 10% of the greater of the market-value of plan assets or the projected benefit obligation at the beginning of the plan year.

In accordance with FASB's guidance regarding accounting for defined benefit and other postretirement plans the Company recognizes the over-funded or under-funded status of the defined benefit pension plans as an asset or liability in the consolidated statement of financial condition, with the changes in the funded status recorded through other comprehensive income (loss) in the year in which the change occurs.

Net Income Per Share

Basic net income per share is calculated by dividing the net income by the weighted average number of shares of common stock outstanding. Outstanding stock options were antidilutive and were therefore excluded from common stock equivalents. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating both basic and diluted net income per share until they are committed to be released.

Off-Balance Sheet Credit-Related Financial Instruments

In the ordinary course of business, the Company enters into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Securities Available for Sale	12 Months Ended
Sep. 30, 2011
Securities Available for Sale
Securities Available for Sale

Note 3—Securities Available for Sale

Securities available for sale as of September 30, 2011 and 2010 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2011
U.S. Government Agencies:
Due after one but within five years	$15,231	$192	$4	$15,419
Due after five years but within ten years	16,307	6	60	16,253
Due after ten years but within fifteen years	4,002	—	—	4,002
Corporate bonds due after five years but within ten years	3,664	141	—	3,805

Municipal bonds:
Due after five years but within ten years	246	—	—	246
Due after ten years but within fifteen years	884	33	—	917
Mortgage-backed securities	18,697	423	—	19,120

	$59,031	$795	$64	$59,762

September 30, 2010
U.S. Government Agencies:
Due after one but within five years	$26,550	$288	$—	$26,838
Due after five years but within ten years	11,753	23	—	11,776
Mortgage-backed securities	17,455	267	—	17,722

	$55,758	$578	$—	$56,336

There were no securities with unrealized losses at September 30, 2010. The age of unrealized losses and fair value of related securities available for sale at September 30, 2011 were as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2011
U.S. Government Agencies	$12,675	$64	$—	$—	$12,675	$64

	$12,675	$64	$—	$—	$12,675	$64

When the fair value of security is below its amortized cost, and depending on the length of time the condition exists, additional analysis is performed to determine whether an other-than-temporary impairment condition exists. Securities are analyzed quarterly for possible other-than-temporary impairment. The analysis considers (i) whether the Company has the intent to sell the securities prior to recovery and/or maturity and (ii) whether it is more likely than not that the Company will have to sell the securities prior to recovery and/or maturity. Often, the information available to conduct these assessments is limited and rapidly changing, making estimates of fair value subject to judgment. If actual information or conditions are different than estimated, the extent of the impairment of the security may be different than previously estimated, which could have a material effect on the Company's consolidated financial statements.

The unrealized losses reported on securities at September 30, 2011 relate to three securities issued by U.S. Government Agencies. These unrealized losses were due to changes in interest rates.

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities available for sale during the year ended September 30, 2011. During the year ended September 30, 2010, proceeds from sales of securities available for sale totaled $18,499,000 and resulted in gross gains of $402,000 and gross losses of $5,000.

Loans Receivable	12 Months Ended
Sep. 30, 2011
Loans Receivable
Loans Receivable

Note 4—Loans Receivable

	September 30,
	2011	2010
	(In thousands)
Real estate:
One-to-four-family	$101,064	$123,116
Multi-family	14,283	9,124
Non-residential	30,674	22,259
Construction	309	796
Equity and second mortgages	10,905	9,454

	157,235	164,749
Commercial	22,207	14,255
Consumer	90	386

Total Loans	179,532	179,390
Allowance for loan losses	(1,200)	(1,114)
Net deferred loan origination fees and costs	464	790

	$178,796	$179,066

The following is an analysis of the changes in the allowance for loan losses:

	Years Ended September 30,
	2011	2010
	(In thousands)
Balance—beginning of year	$1,114	$749
Provision charged to operations	86	366
Loans recovered	—	2
Loans charged off	—	(3)

Balance—end of year	$1,200	$1,114

The following table summarizes the primary segments of the loan portfolio as of September 30, 2011:

	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,841	$94,486	$101,327
Multi-family	—	14,319	14,319
Non-residential	—	30,753	30,753
Construction	—	310	310
Home equity and second mortgages	672	10,261	10,933

	7,513	150,129	157,642
Commercial	73	22,191	22,264
Consumer	5	85	90

Total	$7,591	$172,405	$179,996

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of September 30, 2011:

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$925	$330	$5,956	$6,881	$6,841
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	660	660	672
	925	330	6,616	7,541	7,513
Commercial	73	49	—	73	73
Consumer	—	—	5	5	5

Total	$998	$379	$6,621	$7,619	$7,591

At September 30, 2011 and 2010, the Company had loans in the amount of $7.6 million and $2.4 million, respectively, which were considered to be impaired, of which $1.0 million was subject to specific loss reserves of $379,000 at September 30, 2011. None of the impaired loans were subject to specific loss reserves at September 30, 2010. The average balances of impaired loans outstanding during the years ended September 30, 2011 and 2010 were $5.9 million and $1.8 million, respectively. During the year ended September 30, 2011 and 2010, $153,000 and $43,000, respectively, of interest was collected and recognized on these loans and had all such loans been performing in accordance with their original terms, additional interest income of $182,000 and $105,000, respectively, would have been recognized. The Company is not committed to lend additional funds on these non-accrual loans.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass (including loans graded Watch) and the classified ratings of Special Mention, Substandard and Doubtful within the internal risk rating system as of September 30, 2011:

	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$96,294	$454	$4,579	$—	$101,327
Multi-family	14,319	—	—	—	14,319
Non-residential	30,753	—	—	—	30,753
Construction	310	—	—	—	310
Home equity and second mortgages	10,323	212	398	—	10,933

	151,999	666	5,056	—	157,642
Commercial	22,190	—	74	—	22,264
Consumer	85	—	5	—	90

Total	$174,274	$666	$5,056	$—	$179,996

Management further monitors the performance and credit quality of the loan portfolio by analyzing the delinquency aging of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of September 30, 2011:

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$96,984	$—	$534	$—	$3,809	$4,343	$101,327
Multi-family	14,319	—	—	—	—	—	14,319
Non-residential	30,753	—	—	—	—	—	30,753
Construction	310	—	—	—	—	—	310
Home equity and second mortgages	10,403	—	124	—	406	530	10,933

	152,769	—	658	—	4,215	4,873	157,642
Commercial	22,192	—	—	—	72	72	22,264
Consumer	60	—	5	6	19	30	90

Total	$175,021	$—	$663	$6	$4,306	$4,975	$179,996

At September 30, 2010, nonaccrual loans totaled $2.4 million and loans delinquent ninety days or more and accruing interest, consisting solely of student loans, totaled $2,000. The Company is not committed to lend additional funds on nonaccrual loans at September 30, 2011. Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL. Management utilizes an internally developed spreadsheet to track and apply the various components of the allowance. The following table summarizes the primary segments of the ALLL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of September 30, 2011:

	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$583	$253	$330
Multi-family	29	29	—
Non-residential	92	92	—
Construction	3	3	—
Home equity and second mortgages	31	31	—

	738	408	330
Commercial	459	410	49
Consumer	3	3	—

Total	$1,200	$821	$379

The ALLL is based on estimates, and actual losses will vary from current estimates. Management believes that the granularity of the homogeneous pools and the related historical loss ratios and other qualitative factors, as well as the consistency in the application of assumptions, result in an ALLL that is representative of the risk found in the components of the portfolio at any given date.

Premises and Equipment	12 Months Ended
Sep. 30, 2011
Premises and Equipment
Premises and Equipment

Note 5—Premises and Equipment

	September 30,
	2011	2010
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,294
Accumulated depreciation	(560)	(523)

	756	771

Leasehold improvements	1,981	1,944
Accumulated amortization	(675)	(527)

	1,306	1,417

Furnishings and equipment	2,215	2,115
Accumulated depreciation	(1,708)	(1,537)

	507	578

	$2,748	$2,945

Accrued Interest Receivable	12 Months Ended
Sep. 30, 2011
Accrued Interest Receivable
Accrued Interest Receivable	Note 6—Accrued Interest Receivable

	September 30,
	2011	2010
	(In thousands)
Loans	$782	$803
Securities	282	185

	$1,064	$988

Deposits	12 Months Ended
Sep. 30, 2011
Deposits
Deposits

Note 7—Deposits

	September 30,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$17,183	—	$14,094	—
Interest bearing deposits	29,395	0.71%	32,761	0.80%

	46,578	0.45%	46,855	0.56%
Savings and club deposits	40,284	0.40%	41,320	0.40%
Certificates of deposit	107,880	1.57%	100,131	1.71%

	$194,742	1.06%	$188,306	1.14%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2012	$82,443
2013	4,316
2014	1,575
2015	2,892
2016	11,633
Thereafter	5,021

$107,880

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $59,442,000 and $40,772,000 at September 30, 2011 and 2010, respectively. Deposits in excess of $250,000 are generally not insured by FDIC.

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2011	2010
	(In thousands)
Demand deposits	$218	$288
Savings and club deposits	158	159
Certificates of deposit	1,576	1,591

	$1,952	$2,038

Advances from FHLB	12 Months Ended
Sep. 30, 2011
Advances from FHLB
Advances from FHLB

Note 8—Advances from FHLB

	September 30,
	2011	2010
	(In thousands)
Five year advance, maturing August 15, 2012, with interest payable quarterly at 4.78%	$10,000	$10,000
Five year advance, maturing August 8, 2012, with interest payable quarterly at 4.81%	10,000	10,000
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,421	9,579

Total	$34,421	$34,578

A schedule of the Company's annual principal obligations to the FHLB is as follows:

Year Ending September 30, (In thousands)
2012	$20,166
2013	176
2014	9,079
2015	5,000

$34,421

These FHLB advances are secured by stock of the FHLB in the amount of $1,904,000 and $1,956,000 at September 30, 2011 and 2010, respectively, and a blanket assignment of qualifying loans and securities.

The Company can borrow on an overnight basis from the FHLB, and had no such borrowings as of September 30, 2011 or 2010. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.

Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2011
Lease Commitments and Total Rental Expense
Lease Commitments and Total Rental Expense

Note 9—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2011 (in thousands):

Years ending September 30,
2012	$602
2013	634
2014	648
2015	620
2016	499
Thereafter	2,685

$5,688

The total rental expense and related charges for all leases for the years ended September 30, 2011 and 2010 was $701,000 and $681,000, respectively.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2011 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes (benefit) are as follows:

	Years Ended September 30,
	2011	2010
	(In thousands)
Current income tax expense (benefit):
Federal	$(211)	$351
State	(5)	159

	(216)	510

Deferred income tax expense (benefit):
Federal	96	(249)
State	22	(122)

	118	(371)

	$(98)	$139

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
	2011	Percent of Pretax Loss	2010	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$45	34.3%	$104	34.0%
State income taxes, net of federal income tax effect	11	8.4%	24	7.9%
Non-deductible stock based compensation	23	17.5%	22	7.2%
Reduction of previously recorded taxes	(177)	(135.1)%	—	—
Other items, net	—	—	(11)	(3.5)%

Effective Income Taxes	$(98)	(74.8)%	$139	45.6%

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$476	$442
Deferred rent	73	77
Net operating loss carryforward	—	275
Contribution carryover	259	270
Benefit plan adjustment (Accumulated Other Comprehensive Income)	278	185
Accrued pension	—	63
Stock based compensation	299	175
Other	145	93

Total Deferred Tax Assets	1,530	1,580

Deferred tax liabilities:
Accrued pension	35	—
Depreciation	124	173
Unrealized gain on securities available for sale	290	229

Total Deferred Tax Liabilities	449	402

Valuation allowance	(259)	(270)

Net Deferred Tax Assets Included in Other Assets	$822	$908

Comprehensive Income	12 Months Ended
Sep. 30, 2011
Comprehensive Income
Comprehensive Income

Note 11—Comprehensive Income

Total comprehensive income represents the sum of net income and items of "other comprehensive income or loss" that are reported directly in equity on an after tax basis, such as the net unrealized holding gain or loss on securities available for sale and defined benefit pension plan adjustments. The Company has reported its total comprehensive income in the consolidated statements of comprehensive income changes in stockholders' equity.

Accumulated other comprehensive income, which is included in stockholders' equity, consisted of the following:

	September 30,
	2011	2010
	(In thousands)
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(290,000) and $(229,000), respectively	$441	$349
Benefit plan adjustment, net of related deferred taxes of $278,000 and $185,000, respectively	(423)	(285)

	$18	$64

Regulatory Matters	12 Months Ended
Sep. 30, 2011
Regulatory Matters
Regulatory Matters

Note 12—Regulatory Matters

For the purpose of granting eligible account holders a priority in the event of future liquidation, the Bank, at the time of conversion, established a liquidation account in an amount equal to its retained earnings of $8.3 million at September 30, 2006. In the event of a future liquidation of the Bank (and only in such event), an eligible account holder who continues to maintain his or her deposit account shall be entitled to receive a distribution from the special account. The total amount of the special account is decreased (but never increased) in an amount proportionally corresponding to decreases in the deposit account balances of eligible account holders as of each subsequent year end. After conversion, no dividends may be paid to stockholders if such dividends would reduce retained earnings of the converted Bank below the amount required by the special account.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to total assets (as defined). The following table presents a reconciliation of the Bank's capital based on GAAP and regulatory capital at the dates presented:

	September 30,
	2011	2010
	(In thousands)
GAAP capital:	$19,339	$18,786
Pension liability, net of deferred taxes	423	285
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(441)	(349)

Tier I and tangible capital	19,321	18,722
General valuation allowance	822	1,114

Total Regulatory Capital	$20,143	$19,836

The following table sets forth the Bank's capital position, compared to the minimum regulatory capital requirements:

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2011:
Total capital (to risk-weighted assets)	$20,143	15.45%	$	³ 10,433	³	8.00%	$³ 13,041	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,321	14.82		—		—	³ 7,824	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,321	7.65		³ 10,107	³	4.00	³ 12,634	³ 5.00
Tangible capital (to total adjusted assets)	19,321	7.65		³ 3,790	³	1.50	—	—

September 30, 2010:
Total capital (to risk-weighted assets)	$19,836	17.13%	$	³9,263	³	8.00%	$³11,579	³10.00%
Core (Tier 1) capital (to risk-weighted assets)	18,722	16.17		—		—	³6,947	³6.00
Core (Tier 1) capital (to total adjusted assets)	18,722	7.60		³9,850	³	4.00	³12,313	³5.00
Tangible capital (to total adjusted assets)	18,722	7.60		³3,694	³	1.50	—	—

The Bank continues to meet the requirements to be categorized as "well-capitalized" under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since September 30, 2011 that management believes would change the Bank's regulatory capital categorization.

Benefit Plans	12 Months Ended
Sep. 30, 2011
Benefit Plans
Benefit Plans

Note 13—Benefit Plans

Pension Plan

The Bank maintains a non-contributory defined benefit pension plan (the "Plan") covering all eligible employees hired before July 1, 2008. The benefits are based on employees' years of service and compensation. The Bank's policy is to fund the Plan annually with at least the minimum contribution deductible and/or allowable for federal income tax purposes. On January 28, 2010, the Board of Directors passed a resolution to suspend the accrual of benefits under the Company's defined benefit pension plan. The following table sets forth the Plan's funded status and components of net periodic pension cost:

	September 30,
	2011	2010
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$3,612	$3,918
Service cost	—	138
Interest cost	247	268
Actuarial (gain)	(14)	(554)
Benefits paid	(158)	(158)

Benefit obligation—end of year	$3,687	$3,612

Change in plan assets:
Fair value of assets—beginning of year	$2,987	$2,614
Actual return on plan assets	(49)	211
Benefits paid	(158)	(158)
Contributions	301	320

Fair value of assets—end of year	$3,081	$2,987

Reconciliation of funded status:
Accumulated benefit obligation	$3,687	$3,612

Projected benefit obligation	$(3,687)	$(3,612)
Fair value of assets	3,081	2,987

Funded status	$(606)	$(625)

Accrued pension cost included in other liabilities	$(606)	$(625)

	September 30,
	2011	2010
Valuation assumptions
Discount rate	7.00%	7.00%
Expected long-term return on assets	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%

The Company expects to recognize approximately $30,000 of net actuarial loss in operations during the year ending September 30, 2012.

	September 30,
	2011	2010
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(701)	$(470)

	Years Ended September 30,
	2011	2010
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$138
Interest cost	247	268
Expected return on assets	(206)	(182)
Amortization of prior service cost	—	20
Amortization of unrecognized net loss	10	63

Total net periodic pension expense	$51	$307

Valuation assumptions:
Discount rate	7.00%	7.00%
Rate of return on long-term assets	7.00%	7.00%
Salary increase rate	0.00%	0.00%

The Plan assets are invested as follows:

	September 30,
	2011	2010
Separate account—Prudential Large Cap Blend / Victory Fund	44%	49%
Guaranteed insurance funds	56%	51%

	100%	100%

The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5.0% to 9.0% and 2.0% to 6.0%, respectively. Additionally, the long-term inflation rate is projected to be 2.5%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected return of 8.0% to 10.0%.

The Bank intends to maintain the current asset mix and to seek to achieve an optimal risk/reward profile by limiting market exposure to present levels. It is expected to have a 4.0% to 5.0% return from fixed income and a 5.0% to 9.0% rate of return from equities. The overall expected long-term rate of return on Plan assets used was 7.0% for both 2011 and 2010.

The fair values of the Company's pension plan assets at September 30, 2011, by asset category (see Note 16 for definition of Levels), are as follows:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,354	$—	$1,354	$—
Guaranteed investment contract	$1,727	$—	$—	$1,727

At September 30, 2011, expected benefit payments were as follows (in thousands):

Years ending September 30,
2012	$177
2013	191
2014	223
2015	225
2016	225
2017 to 2021	1,517

$2,558

The Bank expects to contribute at least the minimum required contribution of $190,000 to the Plan during the year ended September 30, 2012.

Savings and Investment Plan

The Company has implemented a Savings and Investment Plan (the "Savings Plan") pursuant to Section 401(k) of the Internal Revenue Code for all eligible employees. Under the Savings Plan, employees may elect to contribute a percentage of their compensation, subject to limits. The Company makes a matching contribution equal to 50% of an employee's contribution, up to 8.0% of compensation, subject to certain limitations. The Savings Plan expenses for the years ended September 30, 2011 and 2010, amounted to $53,000 and $29,000, respectively.

Employees Stock Ownership Plan ("ESOP")

The Company established an ESOP for all eligible employees in connection with the public offering of common stock in April 2007. The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as defined by the ESOP, in the year of allocation. As of September 30, 2011 and 2010, the loan had a balance of $1,549,000 and $1,567,000, respectively.

The ESOP is accounted for in accordance with the guidance issued by FASB. Accordingly, the ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition.

As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. Dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $49,000 and $46,000 for the years ended September 30, 2011 and 2010, respectively.

The ESOP shares are summarized as follows:

	September 30,
	2011	2010
Unearned shares	138,381	143,862
Shares committed to be released	4,110	4,110
Shares released	21,922	16,441

Total shares	164,413	164,413

Fair value of unearned shares	$1,121,000	$1,439,000

Stock Based Compensation	12 Months Ended
Sep. 30, 2011
Stock Based Compensation
Stock Based Compensation

Note 14—Stock-Based Compensation

At a special meeting of the stockholders of the Company held on November 9, 2007, the stockholders approved the CMS Bancorp, Inc. 2007 Stock Option Plan and the CMS Bancorp, Inc. 2007 Recognition and Retention Plan (collectively the "Plans"). The Plans authorize the award of up to 205,516 stock options and 82,206 shares of restricted stock. The stock options and restricted stock awarded vest over a five year service period based on the anniversary of the grant date.

Under these plans, the Company has granted shares of restricted stock and options to purchase the Company's common stock as shown in the following table. The fair value of each stock option grant was established at the date of grant using the Black-Scholes option pricing model and the assumptions shown in the following table:

	November 2009	May 2010	January 2011	April 2011	September 2011
Shares of restricted stock	4,150	2,000	3,008	4,150	2,000
Grant date fair value per share	$7.25	$8.35	$9.20	$8.66	$8.10
Number of stock options	8,300	6,000	—	8,300	6,000
Exercise price	$7.25	$8.35	—	$8.66	$8.10
Fair value per option	$2.49	$4.25	—	$4.05	$3.55
Risk free interest rate	3.37%	3.34%	—	3.39%	2.03%
Volatility factor	24.1%	44.5%	—	37.1%	39.1%
Expected life	7 years	7 years	—	7 years	7 years
Dividends	none	none	—	none	none

The Company expenses, in accordance with FASB guidance, the fair value of all options over their five year vesting periods and expenses the fair value of all share-based compensation granted over the requisite five year vesting periods. In the years ended September 30, 2011 and 2010, the Company recorded an expense of $92,000 and $96,000 respectively relating to stock options and $137,000 and $140,000 respectively relating to the restricted stock. The Company recognized approximately $64,000 and $68,000 of income tax benefits resulting from this expense in the years ended September 30, 2011 and 2010, respectively.

As of September 30, 2011 and 2010, there were 30,762 and 39,062 stock options, respectively and 5,197 and 14,355 shares of restricted stock, respectively, remaining available for future awards under the Plans. Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year.

The following is a summary of the status of the Company's non-vested restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2009	49,361	$10.12
Granted	6,150	$7.61
Vested	(12,940)	$10.12

Non-vested at September 30, 2010	42,571	$9.76
Granted	9,158	$8.72
Vested	(13,370)	$9.89

Non-vested at September 30, 2011	38,359	$9.46

Expected future compensation expense relating to the 38,359 non-vested restricted shares outstanding at September 30, 2011 is $245,000 over a weighted average period of 2.5 years. The following is a summary of stock option activity:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2009	152,154	$10.12	8.2 years
Granted	14,300	$7.71	10.0 years

Balance at September 30, 2010	166,454	$9.92	7.4 years
Granted	14,300	$8.42	10.0 years
Forfeited	(6,000)	$10.12	10.0 years

Balance at September 30, 2011	174,754	$9.78	6.6 years

Exercisable at September 30, 2011	89,352	$10.07	6.2 years

Shares issued upon exercise of stock options will be issued from treasury stock or from previously unissued shares. As of September 30, 2011, the Company had 192,362 shares of treasury stock. Expected future compensation expense relating to the 174,754 vested and non-vested options outstanding at September 30, 2011 is $177,000 over a weighted average period of 1.6 years.

At September 30, 2011 and 2010, the stock options outstanding had an intrinsic value of $7,000 and $33,000, respectively, and stock options exercisable an intrinsic value of $1,000 at September 30, 2011. At September 30, 2010, the stock options exercisable had no intrinsic value.

Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 15—Commitments and Contingencies

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments primarily include commitments to extend credit. These financial instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the statements of financial condition. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments. The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments. The Company has the following outstanding commitments:

	September 30
	2011	2010
	(In thousands)
Commitments to originate loans, expiring in three months or less	$6,819	$8,770
Commitments under homeowners' equity lending program	8,172	9,087
Commitments under overdraft protection and commercial lines of credit	4,078	2,222

Total	$19,069	$20,079

At September 30, 2011, of the $6,819,000 in outstanding commitments to originate loans, $6,127,000 were at fixed rates ranging from 3.58% to 6.75%, and $692,000 were adjustable rates with initial rates ranging from 3.88% to 6.75%.

At September 30, 2010, of the $8,770,000 in outstanding commitments to originate loans, $2,604,000 were at fixed rates ranging from 3.75% to 6.75%, and $6,165,000 were adjustable rates with initial rates ranging from 3.25% to 7.0%.

At September 30, 2011 and 2010, undisbursed funds from approved lines of credit under a homeowners' equity lending program totaled $8,172,000 and $9,087,000, respectively. Interest rates are either fixed (ranging from 6.75% to 7.63% at September 30, 2011) or variable, based on the prime rate or prime minus 25 basis points adjusted on a monthly basis (ranging from 3.0% to 6.0% at September 30, 2011). At September 30, 2011 and 2010, unused overdraft protection and commercial lines of credits were $4.1 million and $2.2 million, respectively. Unless specifically cancelled by notice from the Company, these funds represent firm commitments available to the respective borrowers on demand.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held consists primarily of residential real estate, but may include income-producing commercial properties.

The Company also has, in the normal course of business, commitments for services and supplies. Management does not anticipate losses on any of these transactions.

The Company, in the ordinary course of business, becomes a party to litigation from time to time. In the opinion of management, the ultimate disposition of such litigation is not expected to have a material adverse effect on the financial position or results of operations of the Company.

Fair Value Measurements and Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2011
Fair Value Measurements and Fair Value of Financial Instruments
Fair Value Measurements and Fair Value of Financial Instruments

Note 16—Fair Value Measurements and Fair Value of Financial Instruments

U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective value or reflective of future values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

In addition, the guidance requires the Company to disclose the fair value for financial assets on both a recurring and non-recurring basis.

For financial assets measured at fair value on a recurring (available for sale securities) and non-recurring basis (impaired loans subject to specific valuation allowances), the fair value measurements by level within the fair value hierarchy at September 30, 2011 and 2010 are summarized below:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
September 30, 2011
Securities available for sale:
U.S. Government Agencies	$35,674	$—	$35,674	$—
Corporate bonds	3,805	—	3,805	—
Municipal bonds	1,163	—	1,163	—
Mortgage-backed securities	19,120	—	19,120	—
Impaired loans subject to specific valuation allowances	619	—	—	619

September 30, 2010
Securities available for sale:		$—		$—
U.S. Government Agencies	$38,614		$38,614
Mortgage-backed securities	17,722		17,722

The following methods and assumptions were used to estimate the fair value of each class of financial instruments at September 30, 2011 and 2010:

Cash and Cash Equivalents, Interest Receivable and Interest Payable. The carrying amounts for cash and cash equivalents, interest receivable and interest payable approximate fair value because they mature in three months or less.

Securities. The fair value for debt securities, both available for sale and held to maturity are based on quoted market prices or dealer prices (Level 1), if available. If quoted market prices are not available, fair values are determined by obtaining matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

Loans Receivable . The fair value of loans receivable is estimated by discounting the future cash flows, using the current market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Loans Held for Sale. Loans held for sale are carried at estimated fair value in the aggregate, determined based on actual amounts subsequently realized after the balance sheet date, or estimates of amounts to be subsequently realized, based on actual amounts realized for similar loans.

Deposits. The fair value of demand, savings and club accounts is equal to the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using market rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by deposit liabilities compared to the cost of borrowing funds in the market.

Advances from FHLB. Fair value is estimated using rates currently offered for advances of similar remaining maturities.

Commitments to Extend Credits. The fair value of commitments to fund credit lines and originate or participate in loans is estimated using fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest and the committed rates. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, was not considered material at September 30, 2011 or 2010.

The carrying amounts and estimated fair values of financial instruments are as follows:

	September 30,
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial assets
Cash and cash equivalents	$4,304	$4,304	$3,434	$3,434
Securities available for sale	59,762	59,762	56,336	56,336
Loans held for sale	2,200	2,200	557	557
Loans receivable	178,796	201,770	179,066	201,882
Accrued interest receivable	1,064	1,064	988	988
Financial liabilities
Deposits	194,742	196,191	188,306	196,898
FHLB Advances	34,421	36,980	34,578	38,121
Accrued interest payable	267	267	478	478
Commitments to extend credit	—	—	—	—

Limitations

The fair value estimates are made at a discrete point in time based on relevant market information about the financial instruments. Fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, the foregoing estimates may not reflect the actual amount that could be realized if all of the financial instruments were offered for sale.

In addition, the fair value estimates are based on existing on-and-off balance sheet financial instruments without attempting to value the anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets and liabilities include premises and equipment and advances from borrowers for taxes and insurance. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Finally, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates which must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies introduces a greater degree of subjectivity to these estimated fair values.

Recent Accounting Pronouncements	12 Months Ended
Sep. 30, 2011
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Note 17—Recent Accounting Pronouncements

The FASB issued guidance (Accounting Standards Update ("ASU") 2010-20) regarding disclosures about the credit quality of financing receivables including loans and the allowance for credit losses. This guidance requires more information about the credit quality of financing receivables in the disclosures to financial statements, such as aging information and credit quality indicators. Both new and existing disclosures must be disaggregated by portfolio segment or class. The disaggregation of information is based on how a company develops its allowance for credit losses and how it manages its credit exposure. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

In January 2011, the FASB issued guidance (ASU No. 2011-01) which indefinitely deferred disclosures about troubled debt restructurings. In April 2011, the FASB issued guidance (ASU No. 2011-02) which provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring within the scope of ASC Subtopic 310-40, Receivables – Troubled Debt Restructurings by Creditors. ASU 2011-02 changed the effective date of the disclosures from "indefinite" to interim and annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance did not affect the Company's consolidated financial position or results of operations.

The FASB issued guidance (ASU 2009-16) amending the Accounting Standards Codification to improve financial reporting by eliminating the exceptions for qualifying special-purpose entities from the consolidation guidance and the exception that permitted sale accounting for certain mortgage securitizations when a transferor has not surrendered control over the transferred financial assets. In addition, the amendments require enhanced disclosures about the risks that a transferor continues to be exposed to because of its continuing involvement in transferred financial assets. Comparability and consistency in accounting for transferred financial assets will also be improved through clarifications of the requirements for isolation and limitations on portions of financial assets that are eligible for sale accounting. This guidance was effective at the start of our fiscal year beginning after October 1, 2010. The adoption of this guidance has not had any impact on the Company's consolidated financial statements, but may have an impact in future periods.

The FASB issued Accounting Standards Update (ASU) No. 2011-05 Comprehensive Income, which has eliminated the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU will be applied retrospectively for public entities, effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this new standard is not expected to have a material impact on the Company's consolidated financial statements.

Parent Only Financial Information	12 Months Ended
Sep. 30, 2011
Parent Only Financial Information
Parent Only Financial Information

Note 18—Parent Only Financial Information

The following are the financial statements of the Company (Parent only) as of and for the years ended September 30, 2011 and 2010.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	September 30,
	2011	2010
Assets
Cash and cash equivalents	$356	$81
Investment in Bank	19,339	18,786
Loans receivable	735	1,062
ESOP loan receivable	1,549	1,567
Other assets	270	296

Total assets	$22,249	$21,792

Liabilities and stockholders' equity
Other liabilities	$34	$36
Stockholders' equity	22,215	21,756

Total liabilities and stockholders' equity	$22,249	$21,792

CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	Years Ended September 30,
	2011	2010
Interest income	$194	$211
Equity in income of Bank	323	290

Total income	517	501
Other non-interest expenses	349	416

Income before income tax (benefit)	168	85
Income tax (benefit)	(61)	(81)

Net income	$229	$166

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Years Ended September 30,
	2011	2010
Cash flows from operating activities:
Net income	$229	$166
Equity in income loss of Bank	(323)	(290)
Decrease (increase) in other assets	26	(102)
(Decrease) increase in other liabilities	(2)	15

Net cash used by operating activities	(70)	(211)

Cash flows from investing activities:
Net decrease in loan receivable	327	412
Decrease in ESOP loan receivable	18	17
Capital contributed to Bank	—	(1,000)

Net cash provided by (used by) investing activities	345	(571)

Net increase (decrease) in cash and cash equivalents	275	(782)
Cash and cash equivalents—beginning of period	81	863

Cash and cash equivalents—end of period	$356	$81

Transactions with Officers and Directors	12 Months Ended
Sep. 30, 2011
Transactions with Officers and Directors
Transactions with Officers and Directors

Note 19—Transactions with Officers and Directors

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with its officers, directors, and their immediate families (commonly referred to as "related parties"), on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with non-related parties. These persons were indebted to the bank for loans totaling $1,005,000 and $890,000 at September 30, 2011 and 2010, respectively. During the year ended September 30, 2011, $158,000 of new loans were made to and $43,000 of repayments were made by related parties. During the year ended September 30, 2010, no new loans were made and $12,000 of repayments were made.